Intangible assets	12 Months Ended
Aug. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Intangible assets

13. Intangible assets

Cost	Patents	Application Platforms	Software	Brand	Customer Lists and Contracts	Total
	$	$	$	$	$	$

August 31, 2019	-	760,323	5,055,798	1,662,993	477,592	7,956,706
Acquisition of UMG	-	560,000	-	510,000	460,000	1,530,000
Acquisition of Frankly	-	-	2,000,000	100,000	2,700,000	4,800,000
Acquisition of WinView	9,430,265	-	-	-	-	9,430,265
Acquisition of WTF1	-	-	557,709	-	-	557,709
Acquisition of Driver DB	-	-	854,158	-	-	854,158
Acquisition of Lets Go Racing	-	-	2,116,267	-	-	2,116,267
Foreign exchange	-	2,479	180,043	37,482	34,362	254,366
August 31, 2020	9,430,265	1,322,802	10,763,975	2,310,475	3,671,954	27,499,471
Disposal of Motorsports	-	-	(3,598,869)	(201,627)	(222,650)	(4,023,146)
Acquisition of SideQik	-	-	910,000	210,000	310,000	1,430,000
Impairment of UMG	-	(266,731)	-	(263,158)	(146,067)	(675,956)
Foreign exchange	-	16,974	255,577	81,759	11,063	365,373
August 31, 2021	9,430,265	1,073,045	8,330,683	2,137,449	3,624,300	24,595,742

Accumulated amortization	Patents	Application Platforms	Software	Brand	Customer Lists and Contracts	Total
	$	$	$	$	$	$

August 31, 2019	-	628,277	2,634,338	673,302	296,061	4,231,978
Amortization	628,684	162,804	2,205,781	375,514	228,267	3,601,050
Foreign exchange	-	1,960	68,881	28,675	124,605	224,121
August 31, 2020	628,684	793,041	4,909,000	1,077,491	648,933	8,057,149
Amortization	1,886,053	159,843	1,734,064	465,398	494,825	4,740,183
Disposal of Motorsports	-	-	(532,412)	(201,627)	(222,650)	(956,689)
Foreign exchange	-	13,560	229,650	34,385	(4,740)	272,855
August 31, 2021	2,514,737	966,444	6,340,302	1,375,647	916,368	12,113,498

Net book value	Patents	Application Platforms	Software	Brand	Customer Lists and Contracts	Total
	$	$	$	$	$	$

August 31, 2020	8,801,581	529,761	5,854,975	1,232,984	3,023,021	19,442,322
August 31, 2021	6,915,528	106,601	1,990,381	761,802	2,707,932	12,482,244

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)